Annual Fund Operating Expenses - Synera Funds Japan Active+ ETF	Jun. 12, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Synera Funds Japan Active+ ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[1]
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(1.15%)	[3]
Net Expenses (as a percentage of Assets)	0.86%

[1]	“Other Expenses” are estimated for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds.
[3]	The RBB Fund Trust (the “Trust”) and Millburn Ridgefield LLC (“Millburn” or the “Adviser”), have entered into an expense limitation agreement under which the Adviser has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, brokerage fees, certain insurance costs, 12b-1 fees (if any), and extraordinary and other non-routine expenses) through the period ending December 31, 2027 do not exceed 0.85% of Shares. The expense limitation agreement may be terminated by the Board of Trustees of the Trust (the “Board” or “Trustees”) at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Adviser.